SIGNIFICANT ACCOUNTING POLICIES - New ASU Adoption - 10K (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	$ 597				$ 499				$ 597	$ 499
Total Revenues	$ 435	$ 451	$ 441	$ 444	$ 497	$ 388	$ 287	$ 185	1,771	1,357	$ 699
Total operating costs and expenses									1,546	1,164	569
Net income attributable to common stockholders									$ 174	$ 270	$ 74
Earnings Per Share, Diluted	$ 0.56	$ 0.27	$ 0.20	$ 0.35	$ 0.39	$ 0.16	$ 1.84	$ 0.37	$ 1.38	$ 2.65	$ 1.27
Excess tax benefits from stock-based awards											$ 2
Accounting Standards Update 2016-16 | Early adopted
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	$ 7								$ 7
ASU 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess tax benefits from stock-based awards									2
ILG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total operating costs and expenses									$ 7	$ 5	$ 4